Inventories, Net - Schedule of Reserve for Obsolete Inventories (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reserve for Obsolete Inventories [Abstract]
Balance at December 31,	$ 17,988	$ 16,756
Reserve for obsolete inventories	2,019	3,832
Foreign exchange difference	575	365
Balance at June 30 (Unaudited)	$ 20,582	$ 20,953